Advanced Series Trust

655 Broad Street, 17th Floor

Newark, New Jersey 07102

February 20, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: 497 Filing for Advanced Series Trust

                   Registration numbers 033-24962 and 811-05186

Dear Sir or Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in a supplement, dated February 4, 2019 (SEC accession number 0001683863-19-000150), to the Advanced Series Trust Prospectus, dated April 30, 2018 for the AST Goldman Sachs Mid-Cap Growth Portfolio (the Portfolio). The purpose of the filing is to submit the 497 filing dated February 4, 2019 in XBRL for the Portfolio.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 367-1495.

Sincerely,

/s/ Kathleen DeNicholas
Kathleen DeNicholas Assistant Secretary